Expense Example - REX Bitcoin Corporate Treasury Convertible Bond ETF [Member]	May 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	$ 362